EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

21.  EQUITY TRANSACTIONS

On January 7, 2025, the Company approved to increase its authorized share capital to 8,800,000,000 shares at a par value of US$0.00005 per share, which shall be divided into 8,399,935,000 Class A ordinary shares, 65,000 Class A preference shares and 400,000,000 Class B ordinary shares. On December 29, 2025, the Company further increased its authorized share capital to 38,800,000,000 shares at a par value of US$0.00005 per share, of which 38,399,870,000 shares were designated as Class A ordinary shares, 65,000 shares as Class A preference shares, 65,000 shares as Class A II preference shares and 400,000,000 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. The voting power of each Class A preference share is equal to that of 10,000 Class A ordinary shares. The Class A preference shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs and are not entitled to receive dividends. The voting power of each Class A II preference share is equal to that of 400,000 Class A ordinary shares. The Class A II preference shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs and are not entitled to receive dividends.

21.  EQUITY TRANSACTIONS (continued)

In 2023, 2024 and 2025, 47,419,000, 40,318,000 and 38,644,400 restricted shares were vested and exercised without exercise price, respectively.

On January 5, 2024, in connection with the private placement completed in August 2022, part of Series B warrants were exercised into 5,000 ADSs, or 500,000 Class A ordinary shares, at US$6 per ADS.

On March 27, 2024, pursuant to the agreement the Company entered into in April 2022 in relation to the acquisition of Bee Computing, the Group issued 2,291,280 Class A ordinary shares as incentive shares to an employee, who is also a former employee of Bee Computing, when the Company has successfully completed the development of Litecoin ASIC mining machine that met the specific target.

On November 6, 2024, the Group entered into an At-The-Market offering agreement and sell from time to time an aggregate offering price of up to approximately US$9,600 of its ADSs, each representing 100 Class A ordinary shares, par value US$0.00005 per share. During the year ended December 31, 2024, 720,266 ADSs, or 72,026,600 Class A ordinary shares, were sold and issued at the market price.

On December 9, 2024, the Group issued 369,031,800 Class A ordinary shares in connection with an asset acquisition. On July 14, 2025, the Group issued additional 45,278,600 Class A ordinary shares in connection with the subsequent closing of the acquisition. See Note 5 for more details.

On July 14, 2025, the Group entered into another At-The-Market offering agreement and sell from time to time an aggregate offering price of up to approximately US$120,000 of its ADSs, each representing 100 Class A ordinary shares, par value US$0.00005 per share. During the year ended December 31, 2025, 1,885,306 ADSs, or 188,530,600 Class A ordinary shares, were sold and issued at the market price.

On November 18, 2025, the Group issued 65,000 Class A II preference shares at a subscription price of US$1.0 per share, for a total cash consideration of US$65, to Good Luck, a company incorporated in the British Virgin Islands and wholly-owned by Mr. Man San Vincent Law, a founder and executive director of the Company.

As of December 31, 2025, 1,867,853,490 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.